GOVERNMENT SUBSIDY INCOME	12 Months Ended
Sep. 30, 2013
Government Subsidy [Abstract]
Government Subsidy [Text Block]
Note 14 – Government Subsidy Income

The Company periodically receives government subsidies in cash from local governments, including bank loan interest rebates and eco-irrigation subsidies. The amounts granted varies each year. For the years ended September 30, 2013 and 2012, the government subsidies received was $276,442 and $111,401, respectively.